Share-based compensation - Schedule of Awards Granted Phantom RSU Award (Details) - Phantom RSU award - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)	586,633		769,375
2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)	504,305	651,575
2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)	845,624
2025 | April 2026
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)	39,904
2025 | May 2028
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)	750,568